Brighthouse Asset Allocation 80 Portfolio Investment Strategy - Brighthouse Asset Allocation 80 Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Portfolio seeks to achieve its objective by investing substantially all of its assets in Class A shares of the Underlying Portfolios, which are portfolios of Brighthouse Funds Trust II (the “Trust”) and Brighthouse Funds Trust I (“Trust I”). The Portfolio has a target allocation between the broad asset classes of equity and fixed income. Brighthouse Investment Advisers, LLC (“BIA” or “Adviser”), the adviser to the Portfolio, establishes specific target investment percentages for the asset classes and the various components of each asset category. BIA determines these target allocations based on a variety of models and factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationships between those asset classes. BIA then selects the Underlying Portfolios in which the Portfolio invests based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment processes and portfolio analytical and management personnel. Under normal circumstances, the Portfolio primarily invests in Underlying Portfolios that may hold large cap, small cap, mid cap or foreign equity securities and also invests in Underlying Portfolios that hold fixed income securities in accordance with target allocations of 80% to equity securities and 20% to fixed income securities. The following chart describes the target allocations, as of April 27, 2026, to equity and fixed income securities. You should note that these percentages do not directly correspond to investment in the equity and fixed income Underlying Portfolios because each Underlying Portfolio may contain one or more asset classes (e.g., equity and fixed income) and each Underlying Portfolio may contain various subsets of an asset class (e.g., small cap, mid cap and foreign securities). Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations in the chart below. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes.Asset ClassTarget Allocation*Equity80%U.S. Large Cap35.75%U.S. Mid Cap10.25%U.S. Small Cap6.50%Foreign Equity27.50%Fixed Income20%U.S. Investment Grade15.75%U.S. High Yield2.25%Foreign Fixed Income2%*Individual figures may not add up to the totals shown due to rounding. The “Foreign Equity” allocation shown above may be invested in foreign equity securities of any capitalization or country but primarily will be invested in larger capitalization companies of developed countries, and the “Foreign Fixed Income” allocation shown above may be invested in foreign fixed income securities of any credit quality but primarily will be invested in investment grade debt. The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest primarily in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large, established U.S. and foreign companies and, to a lesser extent, in Underlying Portfolios that invest in stocks of smaller U.S. and foreign companies, including companies in emerging markets. The Portfolio seeks to achieve current income primarily through its investments in Underlying Portfolios that invest in fixed-income securities. These investments may include Underlying Portfolios that invest in investment-grade fixed-income securities of U.S. issuers, high yield debt (commonly known as “junk bonds”), and foreign bonds denominated in currencies other than U.S. dollars. The Portfolio may also invest in Underlying Portfolios that invest substantially all of their assets in U.S. Government securities (e.g., obligations of the U.S. Government or its agencies or instrumentalities).Periodically, BIA will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that any changes to the targets for the broad asset classes will be, in any given year, within a range of plus or minus 10% from the current allocations. Concurrently, BIA will consider whether to make changes to the Portfolio’s investments in any of the Underlying Portfolios. For additional information about the Portfolio’s investment strategies, the names of the Underlying Portfolios in which the Portfolio may invest and where to find more detailed information about the Portfolio’s investments in the Underlying Portfolios, please see “Additional Information about the Portfolio’s Investment Strategies” in the Prospectus.